Bonds and Securities (Tables)	12 Months Ended
Dec. 31, 2021
Bonds And Securities
Schedule of bonds and securities

The Company hold securities that yield variable interest rates. The term of these securities ranges from 1 to 48 months from the end of the reporting period.

Category	Index	12.31.2021	12.31.2020
Units in Funds (a)	CDI	284,852	237,141
Bank Deposit Certificates - CDB	82% to 101% of CDI	61,635	62,638
Financial Treasury Bonds - LFT	Selic	-	751
National Treasury Bills - LTN	10.92% p.y.	14,571	-
		361,058	300,530
	Current	16,121	1,465
	Noncurrent	344,937	299,065
Interbank Deposit Certificate - CDI
Interest rate equivalent to the reference rate of the Special System for Settlement and Custody - Selic
(a) These are fixed income funds in the Parent Company and reserve accounts intended to comply with contracts with BNDES.